Consolidated Statements of Comprehensive Income (Loss) (Parentheticals) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Consolidated Statements Of Comprehensive Income Loss Abstract
Earnings (loss) per share, basic and diluted (in Dollars per share)	$ 4.52	$ (14.30)	$ (2.00)
Weighted average number of shares outstanding, basic and diluted (in Shares)	46,767,930	15,048,576	12,152,006